SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020
Leasehold improvement [Member]
Description of Estimated useful life	Shorter of the lease term or estimated useful life
Office Equipment And Furniture [Member]
Estimated useful lives of the assets	5 years
Tranportation vehicles [Member] | Minimum [Member]
Estimated useful lives of the assets	5 years
Tranportation vehicles [Member] | Maximum [Member]
Estimated useful lives of the assets	10 years
Electronic equipment [Member]
Estimated useful lives of the assets	5 years